United
                    Municipal
                    Bond Fund,
                    Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 2000

This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 2000

Dear Shareholder:


We are delighted to share with you this report on your Fund's operations for the six months ended March 31, 2000.

This six-month period provided some remarkable gains, especially in many of the so-called "new economy" stocks. The exceptional performance of these stocks was evident in the Nasdaq Composite Index, which is made up primarily of technology-oriented companies; and in the Russell 2000, which includes many small-cap growth companies. The Nasdaq Composite recorded a remarkable gain of 67 percent over the six months ended March 31, 2000. The Russell 2000 rose a very strong 27 percent over the period.

The performance of the two other major indices -- the Dow Jones Industrial Average and the Standard & Poor's 500 -- did not match the Nasdaq or Russell, reflecting a growing investor sentiment that the "old economy" companies that they include could not provide the growth opportunity of their "new economy" counterparts. Still, their performance, by historical standards, was very strong. The S&P 500, the index most often used to track the performance of the largest U.S. stocks, rose 18 percent for the six months ended March 31. The Dow Jones Industrial Average, which includes 30 of the nation's largest companies, rose 6 percent.

The across-the-board strength of the equity market and, especially, the enormous gains in the Nasdaq over this period, left many investors wondering if this upward trend was sustainable. The answer came just after the period's end, as a sharp sell-off erased all of the market's gains of the first three months of 2000. The sell-off was most pronounced, by far, in the Nasdaq Composite. Nonetheless, at May 1, 2000, the Nasdaq remained up 41 percent from its September 30, 1999 level.

For the six months ended March 31, bonds remained depressed, the result of several forces weighing on all fixed-income markets. The Federal Reserve began raising short-term interest rates at the end of June 1999, and has now raised interest rates five times. Tax-loss selling and investor preference for equities over fixed-income securities placed additional pressure on bonds.

Looking ahead, the market is still trying to find direction. Currently, economic news suggests that the economy remains sufficiently strong to perhaps prompt additional interest rate hikes by the Federal Reserve. Other factors that may affect the market during the coming year include the presidential election, the high trade deficit and the implications of that deficit for the value of the U.S. dollar abroad.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is essential. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, is your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,
Robert L. Hechler

President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   To seek income not subject to
grade Municipal Bonds*                  Federal income taxation.
                                        (Income may be subject to
                                        state and local taxes and a
Maximum 10% Non-Municipal               portion may be subject to
Bond Debt Securities                    Federal taxes, including
                                        Federal alternative minimum
May own 25% or more                     tax.)
Industrial Revenue Bonds
                            STRATEGY:   Invests primarily in tax-exempt
                                        municipal bonds, mainly of investment
                                        grade (rated BBB or higher by Standard &
                                        Poor's or Baa or higher by Moody's
                                        Investors Service, Inc.)
* During normal market conditions.

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class A Shares


             PER SHARE DATA
For the Six Months Ended March 31, 2000
---------------------------------------
DIVIDENDS PAID                   $0.18
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.07
                                 =====

NET ASSET VALUE ON
    3/31/00 $6.70 adjusted to:  $ 6.77(A)
    9/30/99                       6.90
                                ------
CHANGE PER SHARE                $(0.13)
                                ======

 (A) This number includes the capital gains distribution of $0.07 paid in December 1999 added to the actual net asset value on March 31, 2000.

Past performance is not necessarily indicative of future results.


                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
 1-year period ended 3-31-00                    -7.42%         -3.32%
 5-year period ended 3-31-00                     4.47%          5.38%
10-year period ended 3-31-00                     6.66%          7.12%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 2000, United Municipal Bond Fund, Inc. had net assets totaling $782,715,061 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 2000, your Fund owned:

 $13.99  Industrial Revenue/Pollution Control Revenue Bonds
  11.17  Airport Revenue Bonds
  10.98  Public Power Revenue Bonds
  10.97  Housing Revenue Bonds
  10.52  Hospital Revenue Bonds
  10.40  Derivative Bonds
   9.19  Other Municipal Bonds
   8.16  Cash and Cash Equivalents and Options
   4.52  Student Loan Bonds
   4.39  Transportation Revenue Bonds
   3.38  Resource Recovery Bonds
   2.33  Lease/Certificates of Participation Bonds


                    2000 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 43,850  $      0- 26,250          15%  5.88  7.06  8.24  9.41

$ 43,851-105,950  $ 26,251- 63,550          28%  6.94  8.33  9.72 11.11

$105,951-161,450  $ 63,551-132,600          31%  7.25  8.70 10.14 11.59

$161,451-288,350  $132,601-288,350          36%  7.81  9.38 10.94 12.50

$288,351 and above$288,351 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 0.23%
 BMC Special Care Facilities Financing
   Authority of the City of Montgomery,
   Revenue Bonds, Series 1998-B (Baptist
   Health),
   4.875%, 11-15-18 ......................   $ 2,000   $  1,760,000

ALASKA - 3.15%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-25 .........................    18,150     17,628,188
 State of Alaska, International Airports
   System Revenue Bonds, Series 1999A,
   5.0%, 10-1-19 .........................     3,000      2,636,250
 Alaska Housing Finance Corporation,
   Housing Development Bonds, 1997
   Series B (AMT),
   5.8%, 12-1-29 .........................     2,390      2,276,475
 Alaska Energy Authority, Power Revenue
   Refunding Bonds, Fifth Series (Bradley
   Lake Hydroelectric Project),
   5.0%, 7-1-21 ..........................     2,350      2,085,625
   Total .................................               24,626,538

CALIFORNIA - 9.23%
 California Statewide Communities Development Authority:
   Special Facilities Lease Revenue Bonds,
   1997 Series A (United Air Lines, Inc. - San
   Francisco International Airport Projects),
   5.7%, 10-1-33 .........................    20,900     18,183,000
   Hospital Revenue Certificates of Participation,
   Series 1992, Cedars-Sinai Medical Center,
   6.5%, 8-1-12 ..........................     5,200      5,531,500
   Hospital Refunding Revenue Certificates of
   Participation, Series 1993, Cedars-Sinai Medical
   Center, Inverse Floating Rate Securities (INFLOS),
   7.049%, 11-1-15 (A) ...................     3,300      3,036,000
 East Bay Municipal Utility District (Alameda
   and Contra Costa Counties, California),
   Wastewater System Subordinated Revenue
   Refunding Bonds, Series 1993B-2,
   Inverse Floating Securities:
   6.62%, 6-1-13 (A) .....................     8,450      8,587,312
   6.72%, 6-1-20 (A) .....................     7,250      7,077,812


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 Southern California Public Power Authority:
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-12 .........................   $ 3,455   $  3,912,788
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A:
   Auction Rate Securities (ACES),
   4.01%, 7-1-15 .........................     1,400      1,400,000
   Inverse Floaters,
   6.01%, 7-1-15 (A) .....................     1,400      1,326,500
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A:
   Auction Rate Securities (ACES),
   4.01%, 7-1-15 .........................     1,300      1,300,000
   Inverse Floaters,
   6.01%, 7-1-15 (A) .....................     1,300      1,239,875
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-13 ..........................     7,500      8,868,750
 Foothill/Eastern Transportation Corridor Agency,
   Toll Road Refunding Revenue Bonds, Series 1999:
   Capital Appreciation Bonds,
   0.0%, 1-15-17 .........................     8,000      3,010,000
   Current Interest Bonds,
   5.125%, 1-15-19 .......................     3,000      2,838,750
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program):
   1997 Series C,
   6.75%, 3-1-29 .........................     2,050      2,152,500
   1998 Series B,
   6.35%, 12-1-29 ........................     1,940      2,024,875
 Delta Counties Home Mortgage Finance Authority
   (California), Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   1998 Series A,
   5.2%, 12-1-14 .........................     1,865      1,764,756
   Total .................................               72,254,418

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 3.70%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D,
   7.75%, 11-15-13 .......................   $11,905    $13,809,800
   Series 1996D,
   5.5%, 11-15-25 ........................     2,000      1,907,500
 Colorado Housing and Finance Authority,
   Single Family Program Senior and Subordinate
   Bonds:
   1997 Series C-2 Senior Bonds,
   6.875%, 11-1-28 .......................     2,500      2,625,000
   1999 Series A-2 Senior Bonds,
   6.45%, 4-1-30 .........................     2,185      2,215,044
   1997 Series A-2 Senior Bonds,
   7.25%, 5-1-27 .........................     2,000      2,147,500
   1999 Series C-2 Senior Bonds,
   7.05%, 4-1-31 .........................     2,000      2,127,500
   Series B-3,
   6.7%, 10-1-16 .........................     1,000      1,077,500
   1998 Series A-3,
   6.5%, 5-1-16 ..........................     1,000      1,047,500
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado, General
   Obligation Bonds, Series 1999,
   5.3%, 12-1-19 .........................     1,250      1,118,750
 University of Colorado Hospital Authority,
   Revenue Bonds, Series 1999A,
   5.0%, 11-15-19 ........................     1,000        890,000
   Total .................................               28,966,094

CONNECTICUT - 4.27%
 Connecticut Development Authority, Water
   Facilities Revenue Bonds (Bridgeport
   Hydraulic Company Project - 1996 Series),
   6.0%, 9-1-36 ..........................    13,875     14,031,094

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
CONNECTICUT (Continued)
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-14 ..........................   $13,700   $ 12,141,625
 Bristol Resource Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project - 1995 Series),
   6.5%, 7-1-14 ..........................     7,000      7,245,000
   Total .................................               33,417,719

FLORIDA - 2.81%
 Escambia County, Florida, Pollution Control Revenue
   Bonds (Champion International Corporation Project):
   Series 1994,
   6.9%, 8-1-22 ..........................     9,855     10,039,781
   Series 1996,
   6.4%, 9-1-30 ..........................     6,200      6,052,750
 Housing Finance Authority of Lee County, Florida,
   Single Family Mortgage Revenue Bonds:
   Series 1998A, Subseries 6,
   6.45%, 3-1-31 .........................     2,175      2,234,812
   Series 1999A, Subseries 2,
   5.0%, 9-1-30 ..........................     1,620      1,536,975
 City of Miami, Florida, Health Facilities
   Authority, Health Facilities Revenue Refunding
   Bonds (Mercy Hospital Project), Series 1994A,
   Inverse Floating Rate Security (INFLOS),
   6.27%, 8-15-15 (A) ....................     2,200      2,090,000
   Total .................................               21,954,318

GEORGIA - 3.81%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-13 ..........................    15,500     17,069,375
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-11 .........................     8,700     10,907,625

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
GEORGIA (Continued)
 Private Colleges and Universities Authority,
   Revenue and Refunding Bonds (Mercer University
   Project), Tax-Exempt Series 1999A,
   5.25%, 10-1-20 ........................   $ 2,000   $  1,820,000
   Total .................................               29,797,000

HAWAII - 3.34%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-12 ..........................    20,195     22,567,912
 Department of Budget and Finance of the State
   of Hawaii, Special Purpose Revenue Bonds
   (Citizens Utilities Company Project):
   Residual Interest Bonds (RIBS), Series 1991B,
   8.727%, 11-1-21 (A) ...................     1,750      1,855,000
   Select Auction Variable Rate Securities (SAVRS),
   Series 1991A,
   4.25%, 11-1-21 ........................     1,750      1,750,000
   Total..................................               26,172,912

IDAHO - 0.86%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.),
   6.632%, 2-15-21 .......................     6,000      6,742,500

ILLINOIS - 2.30%
 City of Chicago, Collateralized Single Family
   Mortgage Revenue Bonds:
   Series 1998C-1,
   6.3%, 9-1-29 ..........................     3,980      4,104,375
   Series 1998A-1,
   6.45%, 9-1-29 .........................     2,480      2,591,600
   Series 1999A,
   6.35%, 10-1-30 ........................     2,500      2,537,500
   Series 1999C,
   7.05%, 10-1-30 ........................     2,000      2,137,500
   Series 1997-B,
   6.95%, 9-1-28 .........................     1,835      1,929,044
 Illinois Health Facilities Authority, Revenue Bonds:
   Series 1997A (Victory Health Services),
   5.375%, 8-15-16 .......................     3,000      2,523,750
   Series 1999 (Alexian Brothers Health System),
   5.0%, 1-1-19 ..........................     1,500      1,320,000
 School District Number 116, Champaign County,
   Illinois (Urbana), General Obligation School
   Building Bonds, Series 1999C,
   0.0%, 1-1-12 ..........................     1,695        862,331
   Total .................................               18,006,100

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 4.84%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building I Facility),
   7.4%, 7-1-15 ..........................   $ 8,000   $  9,580,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-15 ..........................     4,775      5,718,062
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-15 .........................     9,000     10,485,000
 Indianapolis Airport Authority,
   Special Facility Revenue Bonds, Series 1995 A
   (United Air Lines, Inc., Indianapolis
   Maintenance Center Project),
   6.5%, 11-15-31 ........................    10,850     10,321,062
 Indiana Health Facility Financing Authority,
   Hospital Revenue Bonds, Series 1999A
   (Deaconess Hospital Obligated Group),
   5.75%, 3-1-19 .........................     2,000      1,815,000
   Total .................................               37,919,124

KANSAS - 2.02%
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program):
   1998 Series A-1 (AMT),
   6.5%, 12-1-22 .........................     7,760      8,157,700
   1997 Series A-1 (AMT),
   6.95%, 6-1-29 .........................     5,225      5,577,688
   1999 Series A-1 (AMT),
   5.5%, 12-1-26 .........................     2,000      2,107,500
   Total .................................               15,842,888

KENTUCKY - 0.07%
 County of Jefferson, Kentucky, Insured
   Hospital Revenue Bonds, Series 1992 (Alliant
   Health System, Inc. Project), Inverse Floaters,
   6.418%, 10-23-14 (A) ..................       500        543,125


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA - 0.72%
 Parish of East Baton Rouge, State of
   Louisiana, Refunding Revenue Bonds
   (Georgia-Pacific Corporation Project),
   Series 1998,
   5.35%, 9-1-11 .........................   $ 3,000   $  2,756,250
 Louisiana Public Facilities Authority,
   Hospital Revenue and Refunding Bonds,
   St. Francis Medical Center Project
   (Pendleton Memorial Methodist Hospital
   Project), Series 1998,
   5.25%, 6-1-17 .........................     2,000      1,557,500
 Parish of Webster, Louisiana, Pollution
   Control Revenue Refunding Bonds,
   1998 Series B (Non-AMT),
   5.2%, 3-1-13 ..........................     1,435      1,338,137
   Total .................................                5,651,887

MASSACHUSETTS - 1.57%
 City of Quincy, Massachusetts, Revenue Refunding
   Bonds, Quincy Hospital Issue, Series 1993,
   Inverse Floating Rate Security (INFLOS),
   6.353%, 1-15-11 (A) ...................     5,700      5,671,500
 Massachusetts Housing Finance Agency,
   Single Family Housing Revenue Bonds,
   Series 57 (AMT),
   5.6%, 6-1-30 ..........................     4,670      4,325,588
 Massachusetts Municipal Wholesale Electric
   Company, Power Supply System Revenue Bonds,
   1993 Series A, Inverse Floating Rate Security (INFLOS),
   6.245%, 7-1-18 (A) ....................     2,500      2,290,625
   Total .................................               12,287,713

MICHIGAN - 2.14%
 Michigan Strategic Fund:
   Limited Obligation Refunding Revenue Bonds,
   The Detroit Edison Company Pollution Control
   Bonds Project, Collateralized Series 1991 AA,
   6.95%, 5-1-11 .........................     8,000      9,170,000
   Limited Obligation Revenue Bonds, WMX
   Technologies, Inc. Project, Series 1993,
   6.0%, 12-1-13 .........................     4,000      3,595,000

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN (Continued)
 City of Detroit, Michigan, Sewage Disposal
   System Revenue and Revenue Refunding Bonds,
   Series 1993-A, Inverse Floating Rate Security
   (INFLOS),
   7.294%, 7-1-23 (A) ....................   $ 2,600   $  2,489,500
 Michigan State Hospital Finance Authority,
   Hospital Revenue Bonds (The Detroit Medical
   Center Obligated Group), Series 1998A,
   5.125%, 8-15-18 .......................     2,000      1,477,500
   Total .................................               16,732,000

MINNESOTA - 0.73%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Floating Inverse
   Rate Securities (FIRS),
   7.629%, 11-15-09 (A) ..................     4,500      4,770,000
 HealthSystem Minnesota, The Healthcare
   Network, City of St. Louis Park,
   Minnesota, Health Care Facilities Revenue
   Bonds (HealthSystem Minnesota Obligated
   Group), Series 1993, Relinked Inverse
   Floater,
   5.804%, 7-1-13 (A) ....................     1,000        955,000
   Total .................................                5,725,000

MISSISSIPPI - 2.67%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B,
   6.608%, 4-1-22 ........................    11,000     11,825,000
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-14 .........................     5,500      5,548,125
   6.7%, 9-1-12 ..........................     1,470      1,481,025
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1999A,
   6.3%, 6-1-31 ..........................     1,995      2,024,925
   Total .................................               20,879,075


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI - 1.75%
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds:
   Barnes-Jewish, Inc./Christian Health
   Services, Series 1993A,
   6.0%, 5-15-11 .........................   $ 3,000   $  3,116,250
   Freeman Health System Project, Series 1998,
   5.25%, 2-15-18 ........................     2,460      2,007,975
   Lake of the Ozarks General Hospital, Inc.,
   Series 1998,
   5.1%, 2-15-18 .........................     2,220      1,995,225
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1997 Series C-1 (Non-AMT),
   6.55%, 9-1-28 .........................     1,960      2,045,750
   1998 Series D-2 (AMT),
   6.3%, 3-1-29 ..........................     1,145      1,150,725
   1998 Series B-2 (AMT),
   6.4%, 3-1-29 ..........................       950        982,063
   1997 Series A-2 (AMT),
   7.3%, 3-1-28 ..........................       855        927,675
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-09 ........................     1,500      1,445,625
   Total .................................               13,671,288

MONTANA - 0.41%
 Montana Higher Education Student Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1998-B,
   5.5%, 12-1-31 .........................     3,500      3,189,375

NEBRASKA - 1.97%
 Nebraska Higher Education Loan Program, Inc.,
   1993-2 Series A-6 Junior Subordinate Bonds,
   6.4%, 6-1-13 ..........................    14,500     15,424,375

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEVADA - 1.18%
 Clark County, Nevada:
   Industrial Development Refunding Revenue
   Bonds (Nevada Power Company Project),
   Series 1995B,
   5.9%, 10-1-30 .........................   $ 5,500   $  4,826,250
   Industrial Development Revenue Bonds (Nevada
   Power Company Project), Series 1997A,
   5.9%, 11-1-32 .........................     2,000      1,752,500
 Nevada Housing Division, Single Family
   Mortgage Bonds:
   1998 Series A-1 Mezzanine Bonds,
   5.35%, 4-1-16 .........................     1,915      1,816,856
   1996 Series C Subordinate Bonds,
   6.35%, 4-1-09 .........................       830        853,863
   Total .................................                9,249,469

NEW HAMPSHIRE - 2.30%
 State of New Hampshire, Turnpike System
   Revenue Bonds, 1994 Series C, Linked Select Auction
   Variable Rate Securities (SAVRS) and Residual Interest
   Bonds (RIBS),
   5.23%, 2-1-24 .........................    20,000     18,025,000

NEW MEXICO - 0.42%
 New Mexico Educational Assistance Foundation,
   Student Loan Program Bonds:
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-08 ........................     2,175      2,234,813
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-10 .........................     1,105      1,087,044
   Total .................................                3,321,857

NEW YORK - 3.42%
 New York State Medical Care Facilities Finance Agency,
   Mental Health Services Facilities Improvement
   Revenue Bonds, 1993 Series F Refunding,
   5.375%, 2-15-14 .......................     9,750      9,603,750


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 The City of New York, General Obligation Bonds,
   Fiscal 1994 Series C, Inverse Floaters,
   19.108%, 9-30-03 (B) ..................   $ 3,250   $  4,208,750
 Tsasc, Tobacco Flexible Amortization Bonds (TFABs),
   Series 1999-1,
   6.0%, 7-15-2019 .......................     4,000      3,960,000
 Dormitory Authority of the State of New York,
   State University Educational Facilities,
   Revenue Bonds, Series 1990B,
   7.5%, 5-15-11 .........................     2,000      2,275,000
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-13 .........................     1,000        983,750
 New York State Urban Development Corporation,
   Correctional Capital Facilities Revenue Bonds,
   1993A Refunding Series,
   5.25%, 1-1-14 .........................     3,000      2,966,250
 New York City Transitional Finance Authority,
   Future Tax Secured Bonds, Fiscal 1999 Series C
   Tax-Exempt Bonds,
   5.0%, 5-1-19 ..........................     3,000      2,733,750
   Total .................................               26,731,250

NORTH CAROLINA - 2.61%
 County of Cumberland, North Carolina, Hospital
   Facility Revenue Bonds (Cumberland County
   Hospital System, Inc.), Series 1999:
   5.25%, 10-1-14 ........................     4,830      4,546,237
   5.25%, 10-1-19 ........................     2,500      2,259,375
   5.25%, 10-1-11 ........................     2,250      2,140,312
 The Columbus County Industrial Facilities
   and Pollution Control Financing Authority
   (North Carolina), Environmental Improvement
   Revenue Bonds, 1996 Series A,
   5.85%, 12-1-20 ........................     5,000      4,675,000
 North Carolina Medical Care Commission,
   Hospital Revenue Bonds:
   Gaston Health Care, Series 1998,
   5.0%, 2-15-19 .........................     2,500      2,137,500
   Halifax Regional Medical Center, Series 1998,
   5.0%, 8-15-18 .........................     2,170      1,689,887
   Rex Healthcare, Series 1998,
   5.0%, 6-1-17 ..........................       750        681,563
 The Martin County Industrial Facilities and
   Pollution Control Financing Authority (North
   Carolina), Solid Waste Disposal Revenue Bonds
   (Weyerhaeuser Company Project), Series 1993,
   5.65%, 12-1-23 ........................     2,500      2,262,500
   Total .................................               20,392,374

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH DAKOTA - 0.75%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-16 .........................   $ 2,800   $  2,751,000
 County of Burleigh, North Dakota, Healthcare
   Revenue Refunding Bonds, Series 1999
   (Medcenter One, Inc.),
   5.25%, 5-1-13 .........................     1,900      1,847,750
 State of North Dakota, North Dakota Housing
   Finance Agency, Housing Finance Program Bonds,
   Home Mortgage Finance Program, 1998 Series A,
   5.25%, 7-1-18 .........................     1,350      1,248,750
   Total .................................                5,847,500

OHIO - 0.69%
 County of Erie, Ohio, Franciscan Services
   Corporation, Revenue Refunding Bonds,
   Series 1993 A (Providence Hospital, Inc.),
   6.0%, 1-1-13 ..........................     4,000      3,940,000
 State of Ohio Air Quality Development Revenue
   Bonds (Columbus Southern Power Company
   Project), Series 1985 B,
   6.25%, 12-1-20 ........................     1,500      1,488,750
   Total .................................                5,428,750

OKLAHOMA - 0.74%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-26 ........................     4,495      4,820,887
   1996 Series A,
   7.05%, 9-1-26 .........................       925        974,719
   Total .................................                5,795,606


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
OREGON - 0.73%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program:
   1996 Series D,
   6.375%, 7-1-27 ........................   $ 3,045   $  3,090,675
   1992 Series B,
   6.875%, 7-1-28 ........................     2,500      2,590,625
   Total .................................                5,681,300

PENNSYLVANIA - 3.47%
 City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds, Series 1993,
   Inverse Rate Securities,
   6.78%, 6-15-12 (A) ....................     7,100      7,313,000
 Allegheny County Hospital Development Authority
   (Pennsylvania), UPMC Health System Revenue
   Refunding Bonds, Series 1999B,
   5.0%, 12-15-17 ........................     5,000      4,506,250
 The Philadelphia Parking Authority, Airport
   Parking Revenue Bonds, Series of 1999,
   5.25%, 9-1-20 .........................     3,000      2,812,500
 Pennsylvania Higher Education Assistance Agency,
   Student Loan Revenue Bonds, Fixed Rate Bonds,
   1991 Series C,
   7.15%, 9-1-21 .........................     2,190      2,332,350
 City of Philadelphia, Pennsylvania, General
   Obligation Bonds, Series 1998:
   4.75%, 3-15-17 ........................     1,615      1,433,313
   4.75%, 3-15-18 ........................     1,000        878,750
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Refunding
   Bonds (City of Philadelphia Funding Program),
   Series of 1999,
   5.0%, 6-15-21 .........................     2,500      2,225,000
 Falls Township Hospital Authority, Refunding
   Revenue Bonds, The Delaware Valley Medical Center
   Project (FHA Insured Mortgage), Series 1992,
   7.0%, 8-1-22 ..........................     2,000      2,122,500
 Delaware Valley Regional Finance Authority
   (Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania), Local Government Revenue Bonds,
   1997 Series B,
   5.6%, 7-1-17 ..........................     2,000      1,992,500
 Pennsylvania Higher Educational Facilities Authority,
   Revenue Bonds (Thomas Jefferson University),
   1999 Series A,
   5.0%, 7-1-19 ..........................     1,750      1,581,563
   Total .................................               27,197,726

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA - 1.71%
 South Carolina Jobs - Economic Development
   Authority, Hospital Revenue Refunding and
   Improvement Bonds (South Carolina Baptist
   Hospital), Series 1993D, Intermediate Longs,
   Inverse Floating Securities,
   7.339%, 8-1-21 (A) ....................   $14,550   $ 13,386,000

TENNESSEE - 0.89%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee:
   Health Facility Revenue Refunding Bonds (Open
   Arms Developmental Centers Project), Series 1998,
   5.1%, 8-1-16 ..........................     2,745      2,504,813
   Multi-Modal Interchangeable Rate, Health Facility
   Revenue Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-23 ..........................     1,950      1,789,125
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-08 ........................     2,700      2,649,375
   Total .................................                6,943,313

TEXAS - 6.19%
 AllianceAirport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-11 .........................    14,400     15,426,000
 Trinity River Authority of Texas (Tarrant
   County Water Project), Improvement and Refunding
   Revenue Bonds, Series 1999,
   5.25%, 2-1-20 .........................     7,415      6,933,025
 Amarillo Health Facilities Corporation,
   Hospital Revenue Bonds (Baptist St. Anthony's
   Hospital Corporation Project), Series 1998,
   5.5%, 1-1-15 ..........................     6,320      6,272,600


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 City of Austin, Texas, Subordinate Lien
   Revenue Refunding Bonds, Series 1998,
   5.25%, 5-15-19 ........................   $ 5,000   $  4,662,500
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, 1997 Series D (AMT) TEAMS Structure:
   5.65%, 3-1-29 .........................     2,500      2,334,375
   5.7%, 9-1-29 ..........................     1,500      1,410,000
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-28 .......................     3,220      3,244,150
 Lufkin Health Facilities Development
   Corporation, Health System Revenue and
   Refunding Bonds (Memorial Health System
   of East Texas), Series 1995,
   6.875%, 2-15-26 .......................     2,960      2,789,800
 City of Houston, Texas, Airport System,
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-17 .......................     2,850      2,589,937
 Midland County Hospital District, Hospital
   Revenue Refunding Bonds, Series 1997,
   5.375%, 6-1-16 ........................     2,000      1,927,500
 Collin County Housing Finance Corporation,
   Student Housing Revenue Bonds (Collin
   County Community College District Foundation,
   Inc. Project),  Series 1998A,
   5.25%, 6-1-31 .........................     1,000        877,500
   Total .................................               48,467,387

UTAH - 4.14%
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-26 .........................    37,200     32,364,000

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON - 8.24%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-16 ........................   $20,750   $ 23,862,500
   Series 1993C,  Inverse Floating Rate Security,
   6.87%, 7-1-12 (A) .....................     7,000      6,781,250
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-16 ........................     8,200      9,430,000
   Series 1993A, Inverse Floating Rate Security,
   6.67%, 7-1-11 (A) .....................     7,500      7,987,500
   Nuclear Project No. 2, Refunding Revenue
   Bonds, Series 1994A, Inverse Floating Rate
   Securities,
   6.23%, 7-1-12 (A) .....................     2,500      2,446,875
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-15 .........................     4,995      5,550,694
 Pilchuck Development Public Corporation (State
   of Washington), Special Facilities Airport
   Revenue Bonds, Series 1993 (TRAMCO, INC. Project),
   6.0%, 8-1-23 ..........................     3,500      3,311,875
 Public Utility District No. 1 of Douglas County,
   Washington, Wells Hydroelectric Revenue Bonds,
   Series of 1965,
   3.7%, 9-1-18 ..........................     3,980      3,203,900
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue Bonds,
   1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-36 ........................     1,750      1,942,500
   Total .................................               64,517,094

WEST VIRGINIA - 0.71%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-25 ..........................     3,500      3,513,125
 The County Commission of Monongalia County, West
   Virginia, Pollution Control Revenue Bonds (The
   Potomac Edison Company Fort Martin Station Project),
   1993 Series B,
   5.95%, 4-1-13 .........................     2,000      2,037,500
   Total .................................                5,550,625


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WISCONSIN - 1.06%
 Wisconsin Public Power Incorporated SYSTEM
   (The), Power Supply System Revenue Bonds,
   Series 1993B-2, Yield Curve Notes (YCNs),
   6.582%, 7-1-14 (A) ....................   $ 5,500   $  5,479,375
 Wisconsin Housing and Economic Development
   Authority, Home Ownership Revenue Bonds,
   1997 Series H,
   5.75%, 9-1-28 .........................     3,000      2,846,250
   Total .................................                8,325,625

TOTAL MUNICIPAL BONDS - 91.84%                         $718,788,325
 (Cost: $730,057,777)

                                           Number of
                                           Contracts

OPTION - 0.00%
 June 88 Put Options on June 00
   Treasury Bond Futures .................     1,000   $     15,625
 (Cost: $918,750)

TOTAL SHORT-TERM SECURITIES - 7.12%                    $ 55,733,710
 (Cost: $55,733,710)

TOTAL INVESTMENT SECURITIES - 98.96%                   $774,537,660
 (Cost: $786,710,237)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.04%         8,177,401

NET ASSETS - 100.00%                                   $782,715,061


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 2000

Notes to Schedule of Investments
(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.

(B) The interest rate is subject to change periodically and inversely based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at March 31, 2000.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities--at value
   (Notes 1 and 3) ...............................       $774,538
 Cash  ...........................................              1
 Receivables:
   Interest ......................................         11,378
   Investment securities sold.....................          2,740
   Fund shares sold ..............................            139
 Prepaid insurance premium  ......................             24
                                                         --------
    Total assets  ................................        788,820
                                                         --------
Liabilities
 Payable to Fund shareholders  ...................          4,756
 Payable for investment securities purchased .....          1,074
 Accrued service fee (Note 2)  ...................            149
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................             82
 Accrued distribution fee (Note 2)  ..............             12
 Accrued management fee (Note 2)  ................             11
 Accrued accounting services fee (Note 2) ........              7
 Other  ..........................................             14
                                                         --------
    Total liabilities  ...........................          6,105
                                                         --------
      Total net assets ...........................       $782,715
                                                         ========
Net Assets
 $0.001 par value capital stock
   Capital stock .................................       $    117
   Additional paid-in capital ....................        808,078
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment
    income  ......................................            696
   Accumulated undistributed net realized loss on
    investment transactions  .....................         (9,678)
   Distributions in excess of net realized loss on
    investment transactions  .....................         (4,325)
   Net unrealized depreciation in value of
    investments  .................................        (12,173)
                                                         --------
    Net assets applicable to outstanding units
      of capital .................................       $782,715
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ........................................          $6.70
 Class B  ........................................          $6.70
 Class C  ........................................          $6.70
 Class Y  ........................................          $6.70
Capital shares outstanding
 Class A  ........................................        115,505
 Class B  ........................................             63
 Class C  ........................................             30
 Class Y  ........................................          1,186
Capital shares authorized ........................        600,000

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 2000
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $25,374
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        2,109
   Service fee:
    Class A ........................................          946
    Class B ........................................          ---*
    Class C ........................................          ---*
   Transfer agency and dividend disbursing:
    Class A ........................................          395
    Class B ........................................            1
    Class C ........................................          ---*
   Distribution fee:
    Class A ........................................           43
    Class B ........................................            1
    Class C ........................................            1
   Accounting services fee .........................           43
   Custodian fees ..................................           15
   Audit fees ......................................           12
   Legal fees ......................................            8
   Other ...........................................          115
                                                          -------
    Total expenses  ................................        3,689
                                                          -------
      Net investment income ........................       21,685
                                                          -------
Realized and Unrealized Loss on
 Investments (Notes 1 and 3)
 Realized net loss on securities  ..................       (6,743)
 Realized net gain on put options purchased  .......          385
 Realized net loss on futures contracts closed  ....       (3,135)
                                                          -------
   Realized net loss on investments ................       (9,493)
                                                          -------
 Net unrealized depreciation in value of
   securities during the period ....................       (6,583)
 Net unrealized depreciation in value of
   options during the period                                 (903)
                                                          -------
   Net unrealized depreciation in value of
    investments during the period ..................       (7,486)
                                                          -------
    Net loss on investments  .......................      (16,979)
                                                          -------
      Net increase in net assets resulting
       from operations  ............................      $ 4,706
                                                          =======
*Not shown due to rounding.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                           For the         For the
                                          six months     fiscal year
                                             ended           ended
                                          March 31,      September 30,
                                             2000             1999
                                        ------------    --------------
Decrease in Net Assets
 Operations:
   Net investment income..............        21,685           $47,065
   Realized net gain (loss) on
    investments  .....................        (9,493)            9,001
   Unrealized depreciation ...........        (7,486)          (86,742)
                                            --------          --------
    Net increase (decrease) in net assets
      resulting from operations ......         4,706           (30,676)
                                            --------          --------
 Distributions to shareholders (Note 1D):*
   From net investment income:
    Class A  .........................       (21,648)          (47,791)
    Class B  .........................            (5)              ---
    Class C  .........................            (2)              ---
    Class Y  .........................           (35)              ---**
   From realized gains on securities transactions:
    Class A  .........................        (4,738)          (14,339)
    Class B  .........................            (1)              ---
    Class C  .........................            (1)              ---
    Class Y  .........................           ---**             ---
   In excess of realized gains on securities transactions:
    Class A  .........................        (4,324)              ---
    Class B  .........................            (1)              ---
    Class C  .........................           ---**             ---
    Class Y  .........................           ---**             ---
                                            --------          --------
                                             (30,755)          (62,130)
                                            --------          --------
 Capital share transactions
   (Note 7) ..........................       (65,318)          (30,001)
                                           ---------          --------
       Total decrease  ...............       (91,367)         (122,807)
Net Assets
 Beginning of period  ................       874,082           996,889
                                           ---------          --------
 End of period, including undistributed
   net investment income of $696 and
   $701, respectively ................      $782,715          $874,082
                                            ========          ========
   *See "Financial Highlights" on pages 26 - 29.
  **Not shown due to rounding.
                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/00    1999   1998    1997   1996    1995
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $6.90   $7.63  $7.47   $7.32  $7.25   $6.91
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.18    0.36   0.37    0.38   0.39    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.13)  (0.61)  0.25    0.30   0.12    0.38
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.05   (0.25)  0.62    0.68   0.51    0.77
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.18)  (0.37) (0.37)  (0.37) (0.39)  (0.39)
 From capital gains   (0.03)  (0.11) (0.09)  (0.16) (0.05)  (0.00)
 In excess of capital
   gains ...........  (0.04)  (0.00) (0.00)  (0.00) (0.00)  (0.04)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.25)  (0.48) (0.46)  (0.53) (0.44)  (0.43)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $6.70   $6.90  $7.63   $7.47  $7.32   $7.25
                      =====   =====  =====   =====  =====   =====
Total return* ......   0.83%  -3.46%  8.67%   9.77%  7.16%  11.51%
Net assets, end of
 period (in
 millions)  ........   $774    $874   $997    $994   $997    $975
Ratio of expenses to
 average net assets    0.90%** 0.79%  0.72%   0.67%  0.68%   0.65%
Ratio of net investment
 income to average
 net assets  .......   5.30%** 4.98%  4.95%   5.14%  5.23%   5.51%
Portfolio
 turnover rate  ....   9.41%  30.93% 50.65%  47.24% 74.97%  70.67%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/5/99*
                            through
                            3/31/00
                            -------
Net asset value,
 beginning of period         $6.87
                              ----
Income from investment
 operations:
 Net investment income        0.15
 Net realized and
   unrealized loss
   on investments ..         (0.10)
                              ----
Total from investment
 operations  .......          0.05
                              ----
Less distributions:
 From net investment
   income ..........         (0.15)
 From capital gains          (0.03)
 In excess of capital
   gains ...........         (0.04)
                              ----
Total distributions          (0.22)
                              ----
Net asset value,
 end of period  ....         $6.70
                              ====
Total return .......          0.78%
Net assets, end of
 period (000 omited)          $421
Ratio of expenses to
 average net assets           1.88%**
Ratio of net investment
 income to average
 net assets  .......          4.34%**
Portfolio turnover
 rate  .............          9.41%***

     *Commencement of operations.
    **Annualized.
  ***For the six months ended March 31, 2000.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/7/99*
                            through
                            3/31/00
                            -------
Net asset value,
 beginning of period         $6.87
                              ----
Income from investment
 operations:
 Net investment income        0.15
 Net realized and
   unrealized loss
   on investments ..         (0.10)
                              ----
Total from investment
 operations  .......          0.05
                              ----
Less distributions:
 From net investment
   income ..........         (0.15)
 From capital gains          (0.03)
 In excess of capital
   gains ...........         (0.04)
                              ----
Total distributions          (0.22)
                              ----
Net asset value,
 end of period  ....         $6.70
                              ====
Total return .......          0.78%
Net assets, end of
 period (000 omited)          $202
Ratio of expenses to
 average net assets           1.92%**
Ratio of net investment
 income to average
 net assets  .......          4.30%**
Portfolio turnover
 rate  .............          9.41%***

    *Commencement of operations.
   **Annualized.
  ***For the six months ended March 31, 2000.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months        12/30/98*
                      ended        through
                    3/31/00        9/30/99
                    -------        -------
Net asset value,
 beginning of period  $6.90          $7.41
                      -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.19           0.28
 Net realized and
   unrealized loss
   on investments ..  (0.14)         (0.51)
                      -----          -----
Total from investment
 operations  .......   0.05          (0.23)
                      -----          -----
Less distributions
 From net investment
   income ..........  (0.18)         (0.28)
 From capital gains   (0.03)         (0.00)
 In excess of capital
   gains ...........  (0.04)         (0.00)
                      -----          -----
Total distributions.  (0.25)         (0.28)
                      -----          -----
Net asset value,
 end of period  ....  $6.70          $6.90
                      =====          =====
Total return .......   0.84%         -3.21%
Net assets, end of
 period (000 omited) $7,954             $2
Ratio of expenses
 to average net
 assets  ...........   0.74%**        0.67%**
Ratio of net
 investment income
 to average net
 assets  ...........   5.47%**        5.08%**
Portfolio
 turnover rate  ....   9.41%         30.93%***

  *Commencement of operations.
  **Annualized.
 ***For the fiscal year ended September 30, 1999.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $137,107. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $79,555 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. The purpose of the deferred sales charge is to compensate W&R for the costs incurred by W&R in connection with the sale of Fund shares.

     With respect to Class B shares, the amount of the CDSC will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the first calendar year of investment, 5%; the second calendar year, 4%; the third calendar year, 3%; the fourth calendar year, 3%; the fifth calendar year, 2%; the sixth calendar year, 1% and thereafter, 0%.

     If Class C shares are sold within 12 months of buying these shares, a 1% CDSC will be imposed.

     The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended March 31, 2000, W&R received $204 and $13 in deferred sales charges from Class B shares and Class C shares, respectively.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which is it entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $14,746, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $72,630,433 while proceeds from maturities and sales aggregated $169,737,807. Purchases of options aggregated $4,708,535 while proceeds from options aggregated $4,175,008. Purchases of short-term securities aggregated $833,574,430 while proceeds from maturities and sales aggregated $812,717,902. No long-term U.S. Government securities were bought or sold during the period ended March 31, 2000.

     For Federal income tax purposes, cost of investments owned at March 31, 2000 was $789,819,687, resulting in net unrealized depreciation of $15,282,027, of which $21,394,338 related to appreciated securities and $36,676,365 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $8,892,543 during its fiscal year ended September 30, 1999, which has been distributed to the Fund's shareholders.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2000          1999
                       ------------  ------------

Shares issued from sale
 of shares:
 Class A  ............        5,419        25,267
 Class B .............           70           ---
 Class C .............           31           ---
 Class Y  ............        1,181           ---*
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............        3,833         7,013
 Class B .............            1           ---
 Class C .............            1           ---
 Class Y  ............            5           ---*
Shares redeemed:
 Class A  ............      (20,343)      (36,372)
 Class B .............           (8)          ---
 Class C .............           (2)          ---
 Class Y  ............          ---           ---
                            -------        ------
Decrease in
 outstanding capital
 shares ..............      (9,812)        (4,092)
                            =======        ======
Value issued from sale
 of shares:
 Class A  ............      $35,979      $185,060
 Class B .............          463           ---
 Class C .............          210           ---
 Class Y  ............        7,683             2
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............       25,388        51,386
 Class B .............            7           ---
 Class C .............            4           ---
 Class Y  ............           36           ---*
Value redeemed:
 Class A  ............     (135,022)     (266,449)
 Class B .............          (52)          ---
 Class C .............          (14)          ---
 Class Y  ............          ---           ---
                           --------      --------
Decrease in outstanding
 capital  ............     $(65,318)     $(30,001)
                           ========      ========

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
United Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2000, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 1999, and the financial highlights for the six-month period ended March 31, 2000, and for each of the five fiscal years in the period ended September 30, 1999. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. as of March 31, 2000, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 1999, and the financial highlights for the six-month period ended March 31, 2000, and for each of the five fiscal years in the period ended September 30, 1999, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
Kansas City, Missouri
May 5, 2000

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The United Group of Mutual Funds


United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1008SA(3-00)

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